Events after the reporting period	12 Months Ended
Dec. 31, 2019
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Events after the reporting period
26.	Events after the reporting period
The Group evaluated subsequent events from December 31, 2019 through the date the consolidated financial statements were issued and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than discussed below and disclosed in Note 4 and Note 10.4.
Since January 2020, the Russian government implemented preventive measures to curb the spread of coronavirus (COVID-19) in the country by imposing quarantines, carrying raids on potential virus carriers and using facial recognition to impose quarantine measures. The extent to which the coronavirus impacts the Group’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others.

Chief Executive Officer of Mechel PAO Oleg V. Korzhov	March 19, 2020